MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of exploration and evaluation assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]

Balance, August 31, 2019	$36,792
Additions	2,988
Recoveries from 100% Implats funded implementation budget	(1,285)
Foreign exchange movement	(3,556)
Balance, August 31, 2020	$34,939
Additions	3,745
Recoveries from 100% Implats funded implementation budget	(229)
Foreign exchange movement	5,498
Balance August 31, 2021	$43,953